GENERAL (Acquisition of Magrab Naturtsen AB) (Narrative) (Details) kr in Thousands, $ in Thousands		12 Months Ended
	Jul. 06, 2022 USD ($)	Dec. 31, 2024 SEK (kr)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SEK (kr)	Dec. 31, 2023 USD ($)	Jul. 06, 2022 SEK (kr)	Jul. 06, 2022 USD ($)
Individual Claims [Member]
Business Acquisition [Line Items]
Company with damages			$ 13,000
Company recorded a provision			50,000
Pending claims in Israel Australia and United States [Member]
Business Acquisition [Line Items]
Amount of insurance asset with respect to claims			32,200
Remaining claims in United States [Member] | Minimum [Member]
Business Acquisition [Line Items]
Estimated loss for the remaining claims			500
Remaining claims in United States [Member] | Maximum [Member]
Business Acquisition [Line Items]
Estimated loss for the remaining claims			13,000
Magrab Naturtsen Ab [Member]
Business Acquisition [Line Items]
Ownership interest, percentage						100.00%	100.00%
Total net consideration	$ 3,109	kr 5,250	$ 500	kr 7,250	$ 700
Deferred consideration additional amount						kr 10,500	$ 1,000
Fair value of Deferred consideration	$ 875
Additional contingent consideration arrangement amount						kr 4,000	$ 380